UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-06096

                                         The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West

                                     Bethesda, MD 20814-6519

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

                                     Bethesda, MD 20814-6519

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-493-4600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Torray Fund

Letter to Shareholders

July 8, 2013

Dear Fellow Shareholders,

The Torray Fund gained 17% during the first half of 2013, compared to 13.8% for the Standard & Poor’s 500 Index. Net of all expenses our return since inception 22 1/2 years ago was 10.0% compounded annually, turning an original investment of $10,000 into $85,000. Comparable numbers for the Index were 9.5% and $78,000. As we will learn from the study noted below, the average investor in mutual funds has not come close to matching either number.

Considering the challenging backdrop of the last 15 years, with the market twice crashing more than 50%, we are thankful things have turned out so well. We ascribe the result to our buy and hold strategy founded on the indisputable fact that rising business values inevitably reward patient investors. We don’t spend time thinking about beating the market year to year. Our focus has been on earning reasonable long-term returns and containing the risk of permanent loss. The plan all along has been to concentrate investments in a diversified list of well-managed, successful companies, typically 30-35 with 2%-4% in each one. They must have proven long-term track records and bright prospects. We rely on the group result, not picking winners.

There have been no major changes in the portfolio over the last year. Only three new positions were added, and six sold — mostly on the basis their price/earnings ratios seemed stretched. The remainder of the activity involved adjusting the size of various positions to reflect shifts in their relative valuations. Meanwhile, the underlying fundamentals of our companies continued to improve. We should add that while a combination of their favorable economics and low valuations certainly justified the increase in the Fund’s share price, the main factor in its rise has been a shift in investor preferences toward higher quality, more conservatively valued businesses like those we own.

Turning to the subject of mutual fund investor returns, the latest DALBAR, Inc. Quantitative Analysis of Investor Behavior reveals that fund shareholders have done significantly worse than the market over the last 3, 5, 10 and 20 years. The numbers are shocking. For the 20-year period, 1993-2012, investors earned only 4.2% annually, compared to 8.2% for the S&P 500 Index. Adjusted for inflation of 2.4%, their real return was only 1.8%. Bond fund investors fared worse. They made less than 1% (-1.5% after inflation), while the Barclays Aggregate Bond Index earned 6.3% (4.5% net of inflation).

How can this be? DALBAR says that more than half the difference is attributable to performance chasing and other “bad habits.” This message has been consistent in every study since the first one released in 1994: “No matter what the state of the mutual fund industry, boom or bust, shareholder results are more dependent on investor behavior than fund performance.” We have made this point many times. Impatience, along with an overwhelming predisposition to buy stocks or bonds when they’re rising, only to sell when they fall, are fatal shortcomings. Investors must overcome these impulses to have any chance of doing well. While we have every reason to believe that you, our shareholders, have mastered this challenge, we will probably revisit the subject now and then to underscore its importance.

On a lighter note, Dallas investor Frederick E. “Shad” Rowe recently wrote a telling letter to Grant’s Interest Rate Observer, one of America’s finest financial publications. Titled “Sticks and Stocks,” it recounts that he now faces the difficult task of selling the house he grew up in. His mother lived there for 65 years, and it is “the centerpiece of thousands of memories.” His parents bought the house for $30,000 in 1948 with savings and proceeds from the sale of a few inherited stocks — no mortgage. Back then Dallas was a “cow town poised for explosive growth — the house was in the right neighborhood, the right block and the right school system.” The timing couldn’t have been better.

Mr. Rowe says the house — mostly the lot — is worth about $3 million today, or one hundred times what his parents paid for it 65 years ago. “Wow!” you may say. But that’s a compound return of just 7.3%. Shad calculates that

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The Torray Fund

Letter to Shareholders (continued)

July 8, 2013

property taxes averaging 1.5% and insurance,  1/2 of 1%, along with maintenance and other expenses, reduced the gain from nearly $3 million to less than $400,000. “What about stocks?” he asks. Had his parents simply invested the money in the S&P 500 Index — extrapolating for the period 1948 to 1954 when the Index was formed — and reinvested the dividends, the annual return would have been 10.9%, turning the $30,000 into $25 million! This illustrates in spades the miracle of compounding, but, more importantly, the tremendous value businesses alone generate over time. Nothing compares. Alternatives like bonds, raw land and commodities — gold for example — have sometimes done better for a while, but in the end, measured in purchasing power, they’ve made very little, and some have lost money. Large numbers of investors keep betting on them anyway.

Gold, very much in the news in recent years, is a prime example. Thirty-three-and-a-half years ago — 1980 — it peaked in a speculative surge at $850 an ounce; a few years later it collapsed to about $300, where it remained for close to 25 years before a recovery began in 2004. Then, sparked by the market crash and financial panic of 2008-’09, it skyrocketed, eventually reaching $1,900 earlier this year. It has since dropped about 35% to a range of $1,200-$1,300. The bottom line is that after 33 1/2 years of ups and downs, the metal advanced only $400. The real story, though, is that over nearly three-and-a-half decades, adjusted for inflation, this reputed hedge of all hedges against inflation lost more than half of its value. By comparison, stocks, over the same period, earned a nominal 11.4%, 8.1% net of inflation, a gain of 1300%. None of this is to say gold can’t go up. Some followers predict it’s headed for $2,000-$3,000, and a recent New York Times advertisement for the metal forecasts $5,000. We have no opinion. The reality is that beyond jewelry, gold, which earns nothing and pays no dividends, depends entirely for its value on the whims of investors — not a comforting thought.

Those of us that have devoted a lifetime to investment analysis with special emphasis on business fundamentals and the lessons of history have witnessed triumphs and tragedies, booms and busts, and the rise of countless grand theories only to see them toppled by truth. For us there is nothing new in the events of recent years, or in the pronouncements of “experts” along the way. We’ve seen it all, and we’ll see it again. This is the message our letters have conveyed from the start. We hope they have helped.

Appreciation is once again extended to you for your confidence in our advice and management.

Sincerely,

Robert E. Torray

Fred M. Fialco

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The Torray Fund

PERFORMANCE DATA

As of June 30, 2013 (unaudited)

Average Annual Returns on an Investment in

The Torray Fund vs. the S&P 500 Index

For the periods ended June 30, 2013:

	1 Year	3 Years	5 Years	10 Years	Since Inception 12/31/90
The Torray Fund	20.95%	15.87%	6.48%	4.80%	9.97%
S&P 500 Index	20.60%	18.45%	7.01%	7.30%	9.53%

Cumulative Returns for the 22½ years ended June 30, 2013

The Torray Fund	747.35%
S&P 500 Index	675.40%

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The Torray Fund

PERFORMANCE DATA (continued)

As of June 30, 2013 (unaudited)

Change in Value of $10,000 Invested

on December 31, 1990 (commencement of operations) to:

	12/31/92	12/31/96	12/31/00	12/31/04	12/31/08	12/31/12	06/30/13
The Torray Fund	$14,523	$30,719	$54,609	$63,227	$45,598	$72,428	$84,735
S&P 500 Index	$14,047	$26,499	$49,993	$48,811	$39,511	$68,108	$77,540

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.17%. Returns on both The Torray Fund and the S&P 500 Index assume reinvestment of all dividends and distributions. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large-cap stocks. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk.

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The Torray Fund

FUND PROFILE

As of June 30, 2013 (unaudited)

DIVERSIFICATION (% of net assets)

Information Technology	19.94%
Financials	17.57%
Industrials	16.62%
Health Care	15.64%
Consumer Staples	7.22%
Consumer Discretionary	6.55%
Materials	5.77%
Energy	2.37%
Telecommunications	2.02%
Short-Term Investments	6.22%
Other Assets Less Liabilities	0.08%

100.00%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	Wells Fargo & Co.	4.29%
2.	Johnson & Johnson	3.83%
3.	General Electric Co.	3.73%
4.	Western Union Co. (The)	3.69%
5.	Walgreen Co.	3.62%
6.	Sysco Corp.	3.60%
7.	Marsh & McLennan Cos., Inc.	3.51%
8.	Eaton Corp. PLC	3.49%
9.	E.I. du Pont de Nemours & Co.	3.42%
10.	General Dynamics Corp.	3.40%

		36.58%

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$366
Number of Holdings		30
Portfolio Turnover		8.16%	*
P/E Multiple (forward)		13.2x
Trailing Weighted Average Dividend Yield		2.50%
Market Capitalization (billion)	Average	$68.1
	Median	$34.2
*	Not annualized

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The Torray Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2013 (unaudited)

Shares		Market Value
COMMON STOCK 93.70%

19.94% INFORMATION TECHNOLOGY
790,100	Western Union Co. (The)	$13,518,611
465,300	Cisco Systems, Inc.	11,311,443
58,700	International Business Machines Corp.	11,218,157
424,600	Intel Corp.	10,283,812
400,000	EMC Corp.	9,448,000
145,000	Cognizant Technology Solutions Corp., Class A *	9,078,450
327,400	Hewlett-Packard Co.	8,119,520

		72,977,993

17.57% FINANCIALS
380,500	Wells Fargo & Co.	15,703,235
322,018	Marsh & McLennan Cos., Inc.	12,854,958
278,000	Loews Corp.	12,343,200
141,800	Chubb Corp.	12,003,370
152,200	American Express Co.	11,378,472

		64,283,235

16.62% INDUSTRIALS
588,897	General Electric Co.	13,656,521
194,000	Eaton Corp. PLC	12,767,140
158,800	General Dynamics Corp.	12,438,804
263,146	Cintas Corp.	11,983,669
294,100	Republic Services, Inc.	9,981,754

		60,827,888

15.64% HEALTH CARE
163,224	Johnson & Johnson	14,014,413
173,800	Baxter International Inc.	12,039,126
114,600	Becton Dickinson & Co.	11,325,918
125,100	WellPoint, Inc.	10,238,184
146,900	UnitedHealth Group Inc.	9,619,012

		57,236,653

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The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2013 (unaudited)

Shares		Market Value

7.22% CONSUMER STAPLES
299,800	Walgreen Co.	$13,251,160
385,600	Sysco Corp.	13,172,096

		26,423,256

6.55% CONSUMER DISCRETIONARY
504,600	Gannett Co., Inc.	12,342,516
149,500	Tupperware Brands Corp.	11,614,655

		23,957,171

5.77% MATERIALS
238,400	E.I. du Pont de Nemours & Co.	12,516,000
266,800	Dow Chemical Co. (The)	8,582,956

		21,098,956

2.37% ENERGY
425,500	Chesapeake Energy Corp.	8,671,690

2.02% TELECOMMUNICATIONS
209,400	AT&T Inc.	7,412,760

TOTAL COMMON STOCK 93.70%		342,889,602
(cost $262,327,580)

Principal Amount ($)

SHORT-TERM INVESTMENTS 6.22%
22,746,174	BNY Mellon Cash Reserve, 0.05%(1)	22,746,174
(cost $22,746,174)

TOTAL INVESTMENTS 99.92%		365,635,776
(cost $285,073,754)

OTHER ASSETS LESS LIABILITIES 0.08%		279,434

NET ASSETS 100.00%		$365,915,210

*	Non-income producing securities.
(1)	Represents current yield at June 30, 2013.

See notes to the financial statements.

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The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2013 (unaudited)

ASSETS
Investments in securities at value (cost $285,073,754)	$365,635,776
Interest and dividends receivable	709,623
Receivable for fund shares sold	10,637
Prepaid expenses	54,280

TOTAL ASSETS	366,410,316

LIABILITIES
Payable to advisor	302,435
Payable for fund shares redeemed	107,652
Payable for transfer agent fees & expenses	37,463
Accrued expenses	47,556

TOTAL LIABILITIES	495,106

NET ASSETS	$365,915,210

Shares of beneficial interest ($1 stated value, 9,538,080 shares outstanding, unlimited shares authorized)	$9,538,080
Paid-in-capital in excess of par	331,827,232
Distributions in excess of net investment income	(81)
Accumulated net realized loss on investments	(56,012,043)
Net unrealized appreciation of investments	80,562,022

TOTAL NET ASSETS	$365,915,210

Net Asset Value, Offering and Redemption Price per Share	$38.36

See notes to the financial statements.

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The Torray Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2013 (unaudited)

INVESTMENT INCOME
Dividend income	$4,220,190
Interest income	4,121

Total investment income	4,224,311

EXPENSES
Management fees	1,763,700
Transfer agent fees & expenses	150,861
Printing, postage & mailing	34,121
Legal fees	24,065
Trustees’ fees	23,341
Insurance expense	19,596
Audit fees	16,765
Registration & filing fees	11,915
Custodian fees	8,803

Total expenses	2,053,167

NET INVESTMENT INCOME	2,171,144

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	14,643,911
Net change in unrealized appreciation (depreciation) on investments	38,046,396

Net realized and unrealized gain on investments	52,690,307

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,861,451

See notes to the financial statements.

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The Torray Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended 06/30/13 (unaudited)	Year ended 12/31/12
Increase in Net Assets Resulting from Operations:
Net investment income	$2,171,144	$4,684,213
Net realized gain on investments	14,643,911	15,149,234
Net change in unrealized appreciation (depreciation) on investments	38,046,396	8,071,001

Net increase in net assets resulting from operations	54,861,451	27,904,448

Distributions to Shareholders from:
Net investment income ($0.234 and $0.449 per share, respectively)	(2,242,663)	(4,689,438)

Total distributions	(2,242,663)	(4,689,438)

Shares of Beneficial Interest
Net decrease from share transactions	(18,212,072)	(36,174,031)

Total increase (decrease)	34,406,716	(12,959,021)

Net Assets — Beginning of Period	331,508,494	344,467,515

Net Assets — End of Period	$365,915,210	$331,508,494

Distribution in Excess of Net Investment Income and Undistributed Net Investment Income, Respectively	$(81)	$71,438

See notes to the financial statements.

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The Torray Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented:

PER SHARE DATA

	Six months ended 06/30/13 (unaudited)		Years ended December 31:
			2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$33.000		$30.870	$29.430	$26.760	$21.640	$36.440

Income/(loss) from investment operations
Net investment income(1)	0.223		0.440	0.328	0.230	0.200	0.243
Net gains (losses) on securities (both realized and unrealized)	5.371		2.139	1.438	2.673	5.124	(13.464)

Total from investment operations	5.594		2.579	1.766	2.903	5.324	(13.221)

Less: distributions
Dividends (from net investment income)	(0.234)		(0.449)	(0.326)	(0.233)	(0.204)	(0.303)
Distributions (from capital gains)	—		—	—	—	—	(1.242)
Distributions (from return of capital)	—		—	—	—	—	(0.034)

Total distributions	(0.234)		(0.449)	(0.326)	(0.233)	(0.204)	(1.579)

Net Asset Value, End of Period	$38.360		$33.000	$30.870	$29.430	$26.760	$21.640

TOTAL RETURN(2)	16.99	%**	8.38%	6.01%	10.90%	24.80%	(37.39%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$365,915		$331,508	$344,468	$362,409	$363,014	$353,445
Ratios of expenses to average net assets	1.16	%*	1.17%	1.17%	1.17%	1.21%	1.13%
Ratios of net investment income to average net assets	1.23	%*	1.35%	1.07%	0.84%	0.89%	0.80%
Portfolio turnover rate	8.16	%**	16.55%	12.85%	14.42%	15.87%	28.13%

*	Annualized
**	Not Annualized
(1)	Calculated based on the average amount of shares outstanding during the period.
(2)	Past performance is not predictive of future performance.

See notes to the financial statements.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2013 (unaudited)

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under Massachusetts law. The Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains. The Fund seeks to meet its objectives by investing its assets in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. There can be no assurance that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2013 (unaudited)

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

Valuation Inputs

Level 1 — Quoted Prices *	$365,635,776
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$365,635,776

*	Security types and industry classifications as defined in the Schedule of Investments.

The Fund had no Level 3 investments during the period and had no transfers between Level 1, Level 2 and Level 3 investments during the reporting period.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2013 (unaudited)

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended 06/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares issued	51,918	$1,908,802	138,694	$4,570,038
Reinvestments of dividends and distributions	55,635	2,103,829	133,983	4,382,730
Shares redeemed	(614,494)	(22,224,703)	(1,384,521)	(45,126,799)

	(506,941)	$(18,212,072)	(1,111,844)	$(36,174,031)

As of June 30, 2013, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 1,568,895 shares or 16.45% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2013, aggregated $27,251,412 and $47,776,949, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, the Advisor provides investment advisory and administrative services to the Fund. The Fund pays the Advisor a management fee, computed daily and payable monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund incurred management fees of $1,763,700.

Excluding the management fee, other expenses incurred by the Fund during the six months ended June 30, 2013, totaled $289,467. These expenses include all costs associated with the Fund’s operations including transfer agent fees, independent trustees’ fees ($14,000 per annum and $2,000 for each Board meeting attended per Trustee), dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of the custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor, and are not paid by the Fund for serving in such capacities.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2013 (unaudited)

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Distributions paid from:
Ordinary income	$4,689,438

$4,689,438

The primary difference between book and tax basis distributions is differing book and tax treatment of short-term capital gains.

At December 31, 2012, the Fund had net capital loss carry forward for federal income tax purposes of $70,638,491 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

Under current tax law, capital losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. At December 31, 2012, the Fund had deferred post-October capital losses of $17,463, which will be treated as arising on the first business day of the fiscal year ending December 31, 2013.

The following information is based upon the federal tax basis of investment securities as of June 30, 2013:

Gross unrealized appreciation	$90,310,994
Gross unrealized depreciation	(9,748,972)

Net unrealized appreciation	$80,562,022

Cost	$285,073,754

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2013 (unaudited)

NOTE 7 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

NOTE 8 — NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

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The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2013 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

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The Torray Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2013 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

18

The Torray Fund

ABOUT YOUR FUND’S EXPENSES (continued)

As of June 30, 2013 (unaudited)

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,169.90	$6.24
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.04	$5.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

19

TRUSTEES

Carol T. Crawford

Bruce C. Ellis

William M Lane

Robert P. Moltz

Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray

William M Lane

Fred M. Fialco

Nicholas C. Haffenreffer

Barbara C. Warder

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Distributed by Foreside Funds Distributors LLC

400 Berwyn Park, 899 Cassatt Road,

Berwyn, PA 19132

Date of first use, August 2013

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

The

TORRAY

FUND

SEMI-ANNUAL REPORT

June 30, 2013

The Torray Fund

Suite 750 W

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6519

(301) 493-4600

(800) 443-3036

The Torray Resolute Fund

Letter to Shareholders

July 8, 2013

Dear Fellow Shareholders,

The first half of 2013 frustrated the skeptics. As the post-crisis recovery continued at a measured but steady pace, U.S. equity markets reclaimed the historic highs of 2007. During this period, your Fund performed well, gaining 10.8% in the first half of the year and 20.9% over the trailing twelve months. The Fund’s returns modestly underperformed the Russell 1000 Growth Index’s gains of 11.8% in the first half, but outperformed the benchmark’s 17.1% gains over the trailing twelve months. The question on most investors’ minds is whether recent gains are justified and sustainable. Milestones such as the record highs inevitably bring out the naysayers, but the backdrop of steadily improving fundamentals provided adequate support for the market’s advances. Growth is slow but steady, valuations are reasonable, employment is weak but improving, and interest rates are rising, but remain low by historic standards. This balanced assessment leads us to the conclusion that current market levels are appropriate and we continue to find exceptional companies to invest in at attractive prices.

We recently bought shares of FMC Corp. (FMC), a diversified chemical company with $4 billion in revenues and operations in 21 countries. Approximately half of the company’s sales are generated by the Agricultural Products division, with the balance split between the Specialty and Industrial Chemicals divisions. What distinguishes FMC from other specialty chemical companies is a long-standing record of consistent growth and relatively low economic sensitivity. A disciplined strategy of diversifying the portfolio and minimizing fixed costs has produced industry-leading earnings and cash flow growth of 20% annually over the past 10 years. We expect the company’s focus on product innovation and operating efficiencies will continue to support attractive rates of growth.

Top contributors for the period included Gilead Sciences (GILD) and Vertex Pharmaceuticals (VRTX). The release of positive clinical data on drugs targeting hepatitis C (Gilead) and cystic fibrosis (Vertex) increase the probability of continued profitable growth in the future. Apple (AAPL) was the largest detractor for the period. While innovation and growth have stalled at Apple, we believe the valuation, profit potential and recent plan to return significant capital to shareholders make Apple a compelling investment. We are always amazed by the market’s tendency to overreact in the short and intermediate term. In this case, we believe investors have mispriced the risks associated with Apple.

The Torray Resolute Fund

Letter to Shareholders (continued)

July 8, 2013

Chairman Bernanke’s May 22nd comments contemplating a reduction of the Federal Reserve’s stimulus program took the market by surprise. Immediately following his remarks, rates on the 10-Year Treasury bond jumped approximately 50 basis points and stocks and bonds dropped 5% before recovering. Four-plus years into the recovery, it is easy to forget the Federal Reserve will eventually remove the economy’s training wheels. The market’s response to Bernanke’s testimony is curious. On the one hand, a withdrawal of stimulative policy introduces uncertainty. On the other, the Chairman’s comments come as a result of continued economic stability and improvement. This should be a source of confidence for the market. We believe a focus on innovation and value is a far more productive investment strategy than second guessing the Federal Reserve’s next move. However, the Chairman’s statements mark an important turning point as the Federal Reserve prepares to step back and allow market fundamentals to lead. In this case, the transition is likely to be volatile, but ultimately positive for the economy and your portfolio.

As ever, we appreciate your interest and trust.

Respectfully,

Nicholas C. Haffenreffer

The Torray Resolute Fund

PERFORMANCE DATA

As of June 30, 2013 (unaudited)

Average Annual Returns on an Investment in

The Torray Resolute Fund vs. the Russell 1000 Growth Index and the S&P 500 Index

For the periods ended June 30, 2013:

	3 Month*	Year to Date*	1 Year	Since Inception 12/31/10
The Torray Resolute Fund	1.57%	10.82%	20.87%	13.20%
Russell 1000 Growth Index	2.06%	11.80%	17.07%	11.86%
S&P 500 Index	2.91%	13.82%	20.60%	12.70%

Cumulative Returns for the 2 1/2 years ended June 30, 2013

The Torray Resolute Fund	36.27%
Russell 1000 Growth Index	32.27%
S&P 500 Index	34.83%

* Not annualized

The Torray Resolute Fund

PERFORMANCE DATA (continued)

As of June 30, 2013 (unaudited)

Change in Value of $10,000 Invested

on December 31, 2010 (commencement of operations) to:

	12/31/10	06/30/11	12/31/11	06/30/12	12/31/12	06/30/13
The Torray Resolute Fund	$10,000	$10,760	$10,223	$11,274	$12,297	$13,627
Russell 1000 Growth Index	$10,000	$10,683	$10,264	$11,299	$11,826	$13,227
S&P 500 Index	$10,000	$10,603	$10,211	$11,180	$11,842	$13,483

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. The Fund’s gross annual operating expense ratio as stated in the Fund’s current prospectus was 3.68% before fee waivers and expense reimbursements by the Adviser. The Fund’s net annual operating expense ratio after such fee waivers and expense reimbursements was 1.25%. The Adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund in order to limit the total annual operating expenses of the Fund to 1.25% of the Fund’s average daily net assets through May 1, 2014. Total returns shown above include fee waivers and expense reimbursements. These total returns would have been lower had there been no waivers and reimbursements by the Adviser during the periods shown. Returns on The Torray Resolute Fund, the Russell 1000 Growth Index, the Fund’s primary benchmark index, and the S&P 500 Index assume reinvestment of all dividends and distributions. The Russell 1000 Growth Index is an unmanaged index consisting of 575 U.S. large-cap growth stocks, and the S&P 500 Index is an unmanaged index consisting of 500 U.S. large-cap stocks. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk.

The Torray Resolute Fund

FUND PROFILE

As of June 30, 2013 (unaudited)

DIVERSIFICATION (% of net assets)

Information Technology	28.84%
Health Care	15.82%
Industrials	13.80%
Energy	10.01%
Consumer Discretionary	9.32%
Materials	8.01%
Financials	7.49%
Consumer Staples	3.31%
Short-Term Investments	2.21%
Other Assets Less Liabilities	1.19%

100.00%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	QUALCOMM Inc.	4.04%
2.	American Tower Corp., REIT	4.02%
3.	Roche Holding AG ADR	4.01%
4.	Danaher Corp.	3.95%
5.	EOG Resources, Inc.	3.82%
6.	Precision Castparts Corp.	3.71%
7.	Visa Inc., Class A	3.69%
8.	Enbridge Inc.	3.57%
9.	Fiserv, Inc.	3.55%
10.	Apple Inc.	3.53%

		37.89%

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$12
Number of Holdings		30
Portfolio Turnover		5.06%	*
P/E Multiple (forward)		17.0x
Trailing Weighted Average Dividend Yield		1.42%
Market Capitalization (billion)	Average	$61.9
	Median	$34.5

*	Not annualized

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2013 (unaudited)

Shares		Market Value
COMMON STOCK 96.60%

28.84% INFORMATION TECHNOLOGY
7,680	QUALCOMM Inc.	$469,094
2,345	Visa Inc., Class A	428,549
4,716	Fiserv, Inc. *	412,226
1,035	Apple Inc.	409,943
4,827	Amphenol Corp., Class A	376,216
5,111	Accenture PLC, Class A	367,788
8,270	MICROS Systems, Inc. *	356,851
9,053	Oracle Corp.	278,108
5,399	Adobe Systems Inc. *	245,978

		3,344,753

15.82% HEALTH CARE
7,515	Roche Holding AG ADR	464,916
5,908	Baxter International Inc.	409,247
7,460	Gilead Sciences, Inc. *	382,027
4,300	Vertex Pharmaceuticals Inc. *	343,441
3,485	Varian Medical Systems, Inc. *	235,063

		1,834,694

13.80% INDUSTRIALS
7,246	Danaher Corp.	458,672
1,903	Precision Castparts Corp.	430,097
4,315	United Technologies Corp.	401,036
2,866	Cummins Inc.	310,846

		1,600,651

10.01% ENERGY
3,361	EOG Resources, Inc.	442,577
9,845	Enbridge Inc.	414,179
2,002	Core Laboratories N.V.	303,623

		1,160,379

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2013 (unaudited)

Shares		Market Value

9.32% CONSUMER DISCRETIONARY
4,916	Tupperware Brands Corp.	$381,924
5,865	Nike, Inc., Class B	373,483
5,703	Coach, Inc.	325,584

		1,080,991

8.01% MATERIALS
3,022	Praxair, Inc.	348,014
4,900	FMC Corp.	299,194
3,332	Compass Minerals International, Inc.	281,654

		928,862

7.49% FINANCIALS
6,367	American Tower Corp. REIT	465,873
2,965	Franklin Resources, Inc.	403,299

		869,172

3.31% CONSUMER STAPLES
6,708	Colgate-Palmolive Co.	384,301

TOTAL COMMON STOCK 96.60%		11,203,803
(cost $9,695,915)

Principal Amount ($)

SHORT-TERM INVESTMENTS 2.21%
256,857	BNY Mellon Cash Reserve, 0.05%(1)	256,857
(cost $256,857)

TOTAL INVESTMENTS 98.81%		11,460,660
(cost $9,952,772)
OTHER ASSETS LESS LIABILITIES 1.19%		137,629

NET ASSETS 100.00%		$11,598,289

*	Non-income producing securities.
(1)	Represents current yield at June 30, 2013.
ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See notes to the financial statements.

The Torray Resolute Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2013 (unaudited)

ASSETS
Investments in securities at value (cost $9,952,772)	$11,460,660
Receivable for investments sold	75,195
Interest and dividends receivable	12,940
Receivable from Advisor	9,877
Prepaid expenses	58,594

TOTAL ASSETS	11,617,266

LIABILITIES
Payable to advisor	9,631
Payable for audit fees	7,744
Payable for transfer agent fees & expenses	1,602

TOTAL LIABILITIES	18,977

NET ASSETS	$11,598,289

Paid-in-capital (858,197 shares outstanding, unlimited shares authorized)	$9,884,882
Undistributed net investment income	1,904
Accumulated net realized gain on investments	203,615
Net unrealized appreciation of investments	1,507,888

TOTAL NET ASSETS	$11,598,289

Net Asset Value, Offering and Redemption Price per Share	$13.51

See notes to the financial statements.

The Torray Resolute Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2013 (unaudited)

INVESTMENT INCOME
Dividend income	$78,236
Interest income	121
Foreign tax withheld	(2,828)

Total investment income	75,529

EXPENSES
Management fees	56,083
Trustees’ fees	23,340
Insurance expense	9,127
Transfer agent fees & expenses	8,996
Registration & filing fees	8,637
Audit fees	5,743
Custodian fees	2,817
Legal fees	451
Printing, postage & mailing	129

Total expenses	115,323
Fees waived and expenses reimbursed by Advisor	(45,081)

Net expenses	70,242

NET INVESTMENT INCOME	5,287

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	206,335
Net change in unrealized appreciation (depreciation) on investments	908,532

Net realized and unrealized gain on investments	1,114,867

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,120,154

See notes to the financial statements.

The Torray Resolute Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended 06/30/13 (unaudited)	Year ended 12/31/12
Increase in Net Assets from Operations:
Net investment income	$5,287	$2,628
Net realized gain on investments	206,335	61,007
Net change in unrealized appreciation (depreciation) on investments	908,532	607,782

Net increase in net assets from operations	1,120,154	671,417

Distributions to Shareholders from:
Net investment income ($0.004 and $0.006 per share, respectively)	(3,383)	(2,880)
Net realized gains ($0.040 and $0.047 per share, respectively)	(34,330)	(23,593)

Total distributions	(37,713)	(26,473)

Shares of Beneficial Interest
Net increase from share transactions	$195,516	$6,874,773

Total increase	1,277,957	7,519,717

Net Assets — Beginning of Period	10,320,332	2,800,615

Net Assets — End of Period	$11,598,289	$10,320,332

Undistributed Net Investment Income	$1,904	$—

See notes to the financial statements.

The Torray Resolute Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented:

PER SHARE DATA

	Six months ended 06/30/13 (unaudited)		Years ended December 31:			Period ended December 31:
			2012		2011	2010(3)
Net Asset Value, Beginning of Period	$12.240		$10.220		$10.000	$10.000

Income from investment operations
Net investment income	0.006	(1)	0.009	(1)(5)	0.003 (1)	0.000
Net gains on securities (both realized and unrealized)	1.308		2.064		0.221 (4)	0.000

Total from investment operations	1.314		2.073		0.224	0.000

Less: distributions
Dividends (from net investment income)	(0.004)		(0.006)		(0.002)	0.000
Distributions (from capital gains)	(0.040)		(0.047)		(0.002)	—

Total distributions	(0.044)		(0.053)		(0.004)	0.000

Net Asset Value, End of Period	$13.510		$12.240		$10.220	$10.000

TOTAL RETURN(2)	10.82	%**	20.28%		2.23%	0.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$11,598		$10,320		$2,801	$100
Ratios of expenses to average net assets before expense reimbursement	2.06	%*	3.68%		5.90%	0.00%
Ratios of expenses to average net assets after expense reimbursement	1.25	%*	1.25%		1.25%	0.00%
Ratios of net investment income to average net assets	0.09	%*	0.08	%(5)	0.03%	0.00%
Portfolio turnover rate	5.06	%**	21.76%		22.35%	0.00%

*	Annualized
**	Not annualized
(1)	Calculated based on the average amount of shares outstanding during the period.
(2)	Past performance is not predictive of future performance.
(3)	Commencement of operations on 12/31/10.
(4)

The amount of net gains on securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(5)

For the year ended December 31, 2012, investment income per share reflects a special dividend which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.01)%.

See notes to the financial statements.

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2013 (unaudited)

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Resolute Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under Massachusetts law. The Fund’s investment objective is to seek to achieve long-term growth of capital. The Fund seeks to meet its objective by investing its assets in a concentrated portfolio of predominantly large capitalization companies with proven records of increasing earnings on a consistent and sustainable basis. There can be no assurance that the Fund’s investment objective will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2013 (unaudited)

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

Valuation Inputs

Level 1 — Quoted Prices *	$11,460,660
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$11,460,660

*	Security types and industry classifications as defined in the Schedule of Investments.

The Fund had no Level 3 investments during the period and had no transfers between Level 1, Level 2 and Level 3 investments during the reporting period.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis. Premium and discount are amortized using the effective yield to maturity method.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior two tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2013 (unaudited)

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended 06/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares issued	30,392	$398,389	611,391	$7,365,038
Reinvestments of dividends and distributions	2,726	36,983	1,979	24,168
Shares redeemed	(18,035)	(239,856)	(44,281)	(514,433)

	15,083	$195,516	569,089	$6,874,773

As of June 30, 2013, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 665,724 shares or 77.57% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2013, aggregated $1,024,269 and $539,351, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, the Advisor provides investment advisory and administrative services to the Fund. The Fund pays the Advisor a management fee, computed daily and payable monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund incurred management fees of $56,083.

Excluding the management fee, other expenses incurred by the Fund during the six months ended June 30, 2013, totaled $59,240. During the six months ended June 30, 2013, the Advisor waived fees and reimbursed expenses in the amount of $45,081 to maintain the Fund’s expense ratio at 1.25%. These expenses include all costs associated with the Fund’s operations including transfer agent fees, independent trustees’ fees ($14,000 per annum and $2,000 for each Board meeting attended per Trustee), dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of the custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor, and are not paid by the Fund for serving in such capacities.

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2013 (unaudited)

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Distributions paid from:
Ordinary income	$2,628
Long-term capital gain	23,845

$26,473

The primary difference between book basis and tax basis distributions is differing book and tax treatment of short-term capital gains.

At December 31, 2012, the Fund had no capital loss carry forward for federal income tax purposes.

The following information is based upon the federal tax basis of investment securities as of June 30, 2013:

Gross unrealized appreciation	$1,613,124
Gross unrealized depreciation	(105,236)

Net unrealized appreciation	$1,507,888

Cost	$9,952,772

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2013 (unaudited)

NOTE 7 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

NOTE 8 — NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

The Torray Resolute Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2013 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

The Torray Resolute Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2013 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Torray Resolute Fund

ABOUT YOUR FUND’S EXPENSES (continued)

As of June 30, 2013 (unaudited)

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,108.20	$6.53
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TRUSTEES

Carol T. Crawford

Bruce C. Ellis

William M Lane

Robert P. Moltz

Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray

William M Lane

Fred M. Fialco

Nicholas C. Haffenreffer

Barbara C. Warder

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Distributed by Foreside Funds Distributors LLC

400 Berwyn Park, 899 Cassatt Road,

Berwyn, PA 19132

Date of first use, August 2013

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

The

TORRAY

RESOLUTE

FUND

SEMI-ANNUAL REPORT

June 30, 2013

The Torray Resolute Fund

Suite 750 W

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6519

(301) 493-4600

(800) 443-3036

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Torray Fund

By (Signature and Title)*	/s/ Robert E. Torray Robert E. Torray, President (principal executive officer)

Date	8/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Torray Robert E. Torray, President (principal executive officer)

Date	8/28/13

By (Signature and Title)*	/s/ William M Lane William M Lane, Treasurer (principal financial officer)

Date	8/28/13

* Print the name and title of each signing officer under his or her signature.